Revenue and expenses (Schedule of detailed information about reversal of impairment loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Pre-tax impairment reversal to:
Property, plant & equipment	$ (322.3)
Tax impact	79.6
After-tax impairment reversal	$ (242.7)